Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes		Royalties	Fees	Bonuses	Total Payments
Total	$ 3,852,602,989		$ 2,436,409,960	$ 166,617,576	$ 13,876,594	$ 6,469,507,119
ARGENTINA | ADMINISTRACION FEDERAL DE INGRESOS PUBLICOS [Member]
Total	16,880,594					16,880,594
AUSTRALIA | AUSTRALIAN TAXATION OFFICE [Member]
Total	3,654,271,678					3,654,271,678
AUSTRALIA | NORTHERN TERRITORY REVENUE OFFICE [Member]
Total			50,293,231	6,565,732		56,858,963
AUSTRALIA | STATE OF QUEENSLAND [Member]
Total			126,389,229	1,965,268		128,354,497
AUSTRALIA | STATE OF WESTERN AUSTRALIA [Member]
Total			2,099,400,355	15,003,832		2,114,404,187
CANADA | CANADA REVENUE AGENCY [Member]
Total	92,897,412	[1]				92,897,412
CANADA | GOVERNMENT OF NEWFOUNDLAND AND LABRADOR [Member]
Total	31,347,823			255,672		31,603,495
CANADA | REVENUE QUEBEC [Member]
Total	5,649,149					5,649,149
CANADA | CONSEIL DES INNUS DE EKUANITSHIT [Member]
Total				783,172		783,172
CANADA | GOVERNMENT OF NORTHWEST TERRITORIES [Member]
Total				7,052,583		7,052,583
CANADA | INNU NATION (LABRADOR) [Member]
Total				2,643,193		2,643,193
CANADA | LES INNUS DE UASHAT MAK MANI-UTENAM AND LES INNUS DE MATIMEKUSH-LAC JOHN [Member]
Total				4,318,350		4,318,350
CANADA | NASKAPI NATION OF KAWAWACHIKAMACH [Member]
Total				1,122,746		1,122,746
CANADA | LUTSEL K'E DENE FIRST NATION [Member]
Total				299,946		299,946
CANADA | TLICHO GOVERNMENT [Member]
Total				1,218,962		1,218,962
CANADA | YELLOWKNIVES DENE FIRST NATION [Member]
Total				841,941		841,941
CHILE | SERVICIO DE IMPUESTOS INTERNOS [Member]
Total	160,608					160,608
KAZAKHSTAN | STATE REVENUE COMMITTEE [Member]
Total				701,773		701,773
MADAGASCAR | MADAGASCAR - GENERAL DIRECTION OF TAXES [Member]
Total	1,181,895					1,181,895
MADAGASCAR | TRESORERIE GENERALE DE FORT DAUPHIN [Member]
Total			5,768,606			5,768,606
MONGOLIA | MONGOLIA - GENERAL DEPARTMENT OF TAXATION [Member]
Total	13,061,197		126,246,003			139,307,200
MONGOLIA | GOBI OYU DEVELOPMENT SUPPORT FUND [Member]
Total					1,593,947	1,593,947
MONGOLIA | OYU TOLGOI CATALYST FUND FOR KHANBOGD DEVELOPMENT [Member]
Total					$ 12,282,647	12,282,647
MONGOLIA | UMNUGOVI PROVINCE [Member]
Total				59,669,676		59,669,676
MONGOLIA | ULAANBAATAR CITY [Member]
Total				779,934		779,934
MONGOLIA | WATER AGENCY GOVERNMENT ORGANIZATION [Member]
Total				113,200		113,200
MONGOLIA | MINERAL RESOURCES AND PETROLEUM AUTHORITY OF MONGOLIA [Member]
Total				221,763		221,763
PERU | PERU - THE NATIONAL SUPERINTENDENCY OF CUSTOMS AND TAX ADMINISTRATION [Member]
Total				798,385		798,385
UNITED STATES | USA - INTERNAL REVENUE SERVICE [Member]
Total	(28,438,780)					(28,438,780)
UNITED STATES | UTAH STATE TAX COMMISSION [Member]
Total			16,423,992			16,423,992
UNITED STATES | KERN COUNTY TREASURER AND TAX COLLECTOR (CA) [Member]
Total				5,594,339		5,594,339
UNITED STATES | SALT LAKE COUNTY (UT) [Member]
Total				55,068,829		55,068,829
UNITED STATES | PINAL COUNTY TREASURER (AZ) [Member]
Total				1,361,968		1,361,968
UNITED STATES | CALIFORNIA FRANCHISE TAX BOARD [Member]
Total				129,423		129,423
UNITED STATES | ARIZONA DEPARTMENT OF REVENUE [Member]
Total				$ 106,889		106,889
SOUTH AFRICA | SOUTH AFRICAN REVENUE SERVICE [Member]
Total	$ 65,591,413		$ 11,888,544			$ 77,479,957

[1]	Payments reported are net of a cash refund of $867,618 in respect of Diavik.